Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2023	Nov. 30, 2022
Net book value	$ 747,307	$ 788,050
Property and equipment
Cost, beginning balance	7,463,200	7,463,200
Impairment of asset		0
Cost, ending balance	7,463,200	7,463,200
Accumulated amortization, beginning balance	6,675,150	6,469,091
Depreciation	40,743	206,059
Accumulated amortization, ending balance	6,715,893	6,675,150
Net book value	747,307	788,050
Computer Equipment
Cost, beginning balance	631,334	631,334
Impairment of asset		0
Cost, ending balance	631,334	631,334
Accumulated amortization, beginning balance	584,962	565,088
Depreciation	3,502	19,874
Accumulated amortization, ending balance	588,464	584,962
Net book value	42,870	46,372
Computer Software
Cost, beginning balance	156,059	156,059
Impairment of asset		0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	155,425	154,500
Depreciation	189	925
Accumulated amortization, ending balance	155,614	155,425
Net book value	445	634
Furniture and Fixtures
Cost, beginning balance	172,498	172,498
Impairment of asset		0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	155,292	150,991
Depreciation	13,234	4,301
Accumulated amortization, ending balance	168,526	155,292
Net book value	3,972	17,206
Laboratory Equipment
Cost, beginning balance	5,061,857	5,061,857
Impairment of asset		0
Cost, ending balance	5,061,857	5,061,857
Accumulated amortization, beginning balance	4,338,019	4,157,060
Depreciation	23,818	180,959
Accumulated amortization, ending balance	4,361,837	4,338,019
Net book value	700,020	723,838
Leasehold Improvements
Cost, beginning balance	1,441,452	1,441,452
Impairment of asset		0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,441,452	1,441,452
Depreciation	0	0
Accumulated amortization, ending balance	1,441,452	1,441,452
Net book value	$ 0	$ 0